Changes in liabilities attributable to financing activities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Summary of Changes in Liabilities Attributable to Financing Activities

	Liabilities to credit institutions	Shareholder loans	Leases	Total
Balance at January 1, 2020	73,727	—	28,866	102,593
Cash flows	10,477	87,828	(6,044)	92,261
Non-cash flows:
Addition – leases	—	—	6,250	6,250
Foreign exchange adjustments	12,056	6,957	2,123	21,136
Other changes	927	11,333	(1,051)	11,209
Balance at December 31, 2020	97,187	106,118	30,144	233,449
Cash flows	(94,908)	(10,941)	(9,282)	(115,131)
Non-cash flows:
Addition – leases	—	—	117,793	117,793
Foreign exchange adjustments	773	3,675	(2,413)	2,035
Converted to shares	—	(104,108)	—	(104,108)
Other changes	2,935	5,256	6,977	15,168
Balance at December 31, 2021	5,987	—	143,219	149,206
Cash flows	46,818	—	(10,899)	35,919
Non-cash flows:
Addition – leases	—	—	20,111	20,111
Foreign exchange adjustments	(292)	—	(8,529)	(8,821)
Assets held for sale (Note 34)	—	—	(44,794)	(44,794)
Other changes	77	—	—	77
Balance at December 31, 2022	52,590	—	99,108	151,698